14. Property and equipment (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment
Additions	R$ 1,898	R$ 1,367
Capitalized borrowing costs	(22)	(16)
Property and equipment financing - Additions	(1,482)	(553)
Property and equipment financing - Payments	1,436	604
Total	R$ 1,830	R$ 1,402	R$ 1,265